Explanatory notes to the consolidated statements of cash flows - financing activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Changes in liabilities arising from financing activities [abstract]
Total Debt at January 1(1)	€ 15,597	€ 17,971
Add: Derivative (assets)/liabilities and collateral at January 1	(151)	(206)
Total Liabilities from financing activities at January 1	15,446	17,765
Present value of lease liabilities, excluding finance leases under IAS 17			€ 1,069
Cash flows	(3,096)	(2,795)
Foreign exchange effects	9	(226)
Fair value changes	327	(136)
Changes in scope of consolidation	43	(3)
Transfer to liabilities held for sale	(82)	(177)
Other changes	432	(51)
Total Liabilities from financing activities at December 31	13,079	14,377
Less: Derivative (assets)/liabilities and collateral at December 31	178	(151)
Total Debt at December 31	€ 12,901	€ 14,528